HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary of profit loss and other comprehensive income relating to Algeria operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Operating revenue	$ 7,788	$ 7,291	[1]	$ 8,089	[1]
Profit / (loss) before tax from continuing operations	908	(82)	[1],[2]	1,044	[1],[2]
Income tax benefit / (expense)	258	313	[1]	462	[1]
Profit / (loss) for the period	801	(316)	[1]	683	[1]
Other comprehensive income / (loss)	(203)	(541)		56
Total comprehensive income / (loss)	598	(857)		$ 739
Assets and liabilities classified as held for sale | Omnium Telecom Algerie SpA
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Operating revenue	659	689
Operating expense	(470)	(564)
Other expenses	(17)	(17)
Profit / (loss) before tax from continuing operations	172	108
Income tax benefit / (expense)	(21)	(29)
Profit / (loss) for the period	151	79
Other comprehensive income / (loss)	(68)	(157)
Total comprehensive income / (loss)	$ 83	$ (78)

[1]	*Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see Note 10)
[2]	* Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see note 10)